CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EXPENSES
Mining projects expenses	$ 7,950	$ 25,054
Battery Material Plant project expenses	25,067	37,111
General and administrative expenses	26,669	24,117
Operating loss	59,686	86,282
Net financial costs (income)	45,091	(13,397)
Loss before tax	104,777	72,885
Income tax	400	400
Net loss and comprehensive loss	$ 105,177	$ 73,285
Net loss per share
Loss per share, Basic	$ 0.68	$ 0.71
Loss per share, Diluted	$ 0.68	$ 0.71
Weighted average number of shares outstanding - Basic	154,028,152	103,131,374
Weighted average number of shares outstanding - Diluted	154,028,152	103,131,374